RELATED PARTY TRANSACTIONS AND BALANCES (Balances) (Details)		12 Months Ended
		Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)		Sep. 20, 2013 EUR (€)
Outstanding amounts due from related parties:
Accounts receivable due from Gausu Jintai Electronic Power Company Ltd.("Guasu Jintai", an affiliated company, in which the Group owns 28% equity interests)				¥ 60,973,795		¥ 174,533,796
Advances to subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)				¥ 1,021,128		1,183,768
Advances of travel and other business expenses to executive directors who are also shareholders						163,499
Total				¥ 61,994,923		175,881,063
Outstanding amounts due to related parties:
Accounts payable due to related parties			$ 228,246	1,478,529		1,478,529
Other payables to Desun for leasing of land and buildings				4,969,104		¥ 7,577,316
Payable of travel reimbursement				23,871
Total				6,471,504		¥ 9,055,845
Borrowings due to subsidiaries of China Development Bank				2,156,500,000	[1]	1,356,140,000	[1]	€ 2,948,489
Accrued interest due to subsidiaries of China Development Bank				¥ 3,252,783		2,696,440
Ownership percentage of Desun, held by our founders and substantial shareholders			73.00%	73.00%
Percentage of ownership, shareholders			28.00%	28.00%
JinkoSolar Power Engineering Group Limited [Member]
Outstanding amounts due to related parties:
Equity interest	[2]		100.00%	100.00%
ReneSola Ltd. [Member]
Outstanding amounts due to related parties:
Accounts payable due to related parties				¥ 12,544		12,544
Jiangxi Desun Energy Co., Ltd. [Member]
Outstanding amounts due to related parties:
Accounts payable due to related parties				¥ 1,465,985		¥ 1,465,985
Subsidiaries of China Development Bank [Member] | JinkoSolar Power Engineering Group Limited [Member]
Outstanding amounts due to related parties:
Equity interest			21.00%	21.00%
Domestic bank [Member]
Outstanding amounts due to related parties:
Amount of loan		¥ 17,000,000
Amount of collateralized on Desun's equipment and land use right		¥ 25,727,379

[1]	In connection with the issuance of preferred shares by JinkoSolar Power in July 2014, China Development Bank, through its subsidiary, holds 21% equity interests of JinkoSolar Power on an as-if-converted basis. The above borrowings represent borrowings from subsidiaries of China Development Bank.
[2]	JinkoSolar Power, a 55% owned subsidiary of WWG Investment, is the holding company of the Group's solar project business.